UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
Check here if Amendment []; Amendment Number:  September 30, 2011
                                               ------------------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Raptor Capital Management LP
           -----------------------------------------
Address:   50 Rowes Wharf, 6th Floor
           -----------------------------------------
           Boston, MA  02110
           -----------------------------------------

Form 13F File Number: 028-13530


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Needham
        ----------------------------------
Title:  Chief Financial Officer
        ----------------------------------
Phone:  617-772-4621
        ----------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Needham                 Boston, MA                         11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:        $144,094
                                         --------------
                                         (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BARNES & NOBLE INC           COM            067774109    1,726   145,900 SH       SOLE       0          145,900      0    0
BOISE INC                    COM            09746Y105    5,294 1,024,049 SH       SOLE       0        1,024,049      0    0
BOSTON SCIENTIFIC CORP       COM            101137107    2,267   383,600 SH  CALL SOLE       0          383,600      0    0
BP PLC                       SPONSORED ADR  055622104    1,104    30,600 SH       SOLE       0           30,600      0    0
CARTER INC                   COM            146229109    1,787    58,500 SH       SOLE       0           58,500      0    0
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305    4,572    97,612 SH       SOLE       0           97,612      0    0
DIRECTV                      COM CL A       25490A101    1,733    41,000 SH       SOLE       0           41,000      0    0
EARTHLINK INC                COM            270321102    2,846   435,826 SH       SOLE       0          435,826      0    0
EBAY INC                     COM            278642103    4,124   139,857 SH       SOLE       0          139,857      0    0
EXPEDIA INC DEL              COM            30212P105    5,337   207,260 SH       SOLE       0          207,260      0    0
FAMILY DLR STORES INC        COM            307000109    1,826    35,900 SH       SOLE       0           35,900      0    0
GAP INC DEL                  COM            364760108    5,013   308,656 SH       SOLE       0          308,656      0    0
HANMI FINL CORP              COM            410495105      153   184,154 SH       SOLE       0          184,154      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105      951   106,800 SH       SOLE       0          106,800      0    0
IAC INTERACTIVECORP          COM PAR $.001  44919P508    6,657   168,312 SH       SOLE       0          168,312      0    0
JAMES RIVER COAL CO          COM NEW        470355207    1,019   160,000 SH       SOLE       0          160,000      0    0
KNIGHT CAP GROUP INC         CL A COM       499005106      878    72,200 SH       SOLE       0           72,200      0    0
LEVEL 3 COMMUNICATIONS INC   COM            52729N100      921   617,928 SH       SOLE       0          617,928      0    0
LIMITED BRANDS INC           COM            532716107    2,426    63,000 SH       SOLE       0           63,000      0    0
LORAL SPACE & COMMUNICATNS I COM            543881106    2,458    49,052 SH       SOLE       0           49,052      0    0
MGIC INVT CORP WIS           COM            552848103      179    95,900 SH  CALL SOLE       0           95,900      0    0
MI DEVS INC                  COM            55304X104    6,319   238,017 SH       SOLE       0          238,017      0    0
MOSAIC CO NEW                COM            61945C103    4,197    85,700 SH       SOLE       0           85,700      0    0
NEWS CORP                    CL B           65248E203      729    46,700 SH       SOLE       0           46,700      0    0
PEP BOYS MANNY MOE & JACK    COM            713278109       99    10,000 SH       SOLE       0           10,000      0    0
PRIMUS TELECOMMUNICATIONS GR COM            741929301    8,807   828,519 SH       SOLE       0          828,519      0    0
PROSHARES TR II              ULTRASHRT EURO 74347W882      569    29,500 SH       SOLE       0           29,500      0    0
RUBY TUESDAY INC             COM            781182100      505    70,600 SH       SOLE       0           70,600      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107      437    42,500 SH       SOLE       0           42,500      0    0
SEALY CORP                   COM            812139301      224   151,512 SH       SOLE       0          151,512      0    0
SIFY TECHNOLOGIES LIMITED    SPONSORED ADR  82655M107      120    30,000 SH  PUT  SOLE       0           30,000      0    0
SIRIUS XM RADIO INC          COM            82967N108    3,826 2,533,562 SH       SOLE       0        2,533,562      0    0
SIX FLAGS ENTMT CORP NEW     COM            83001A102    2,280    82,258 SH       SOLE       0           82,258      0    0
SLM CORP                     COM            78442P106    7,201   578,382 SH       SOLE       0          578,382      0    0
TERADATA CORP DEL            COM            88076W103    1,376    25,700 SH       SOLE       0           25,700      0    0
TIBCO SOFTWARE INC           COM            88632Q103    1,366    61,000 SH       SOLE       0           61,000      0    0
TIVO INC                     COM            888706108    3,935   421,353 SH       SOLE       0          421,353      0    0
UNI PIXEL INC                COM NEW        904572203    5,061 1,037,080 SH       SOLE       0        1,037,080      0    0
VALEANT PHARMACEUTICALS INTL COM            91911K102    1,418    38,200 SH       SOLE       0           38,200      0    0
VALSPAR CORP                 COM            920355104    6,136   196,600 SH       SOLE       0          196,600      0    0
VERIFONE SYS INC             COM            92342Y109    4,756   135,800 SH       SOLE       0          135,800      0    0
VERISIGN INC                 COM            92343E102      215     7,500 SH       SOLE       0            7,500      0    0
WALTER ENERGY INC            COM            93317Q105   14,612   243,500 SH  CALL SOLE       0          243,500      0    0
WENDYS CO                    COM            95058W100    2,717   591,924 SH       SOLE       0          591,924      0    0
YAHOO INC                    COM            984332106   10,178   772,830 SH       SOLE       0          772,830      0    0
YAHOO INC                    COM            984332106    3,740   284,000 SH  CALL SOLE       0          284,000      0    0
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